Insurance Contract Receivables and Payables - Changes in Insurance Contract Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Insurance premiums receivable
Insurance premiums receivable, beginning balance	$ 2,949.8	$ 2,752.3
Gross premiums written	13,167.8	11,895.0
Premiums collected	(11,516.3)	(10,344.5)
Amounts due to brokers and agents	(1,284.5)	(1,220.4)
Acquisitions of subsidiaries (note 23)	17.1	4.0
Assets held for sale (note 23)	(1.7)	0.0
Recovery (impairments)	(1.3)	(1.3)
Foreign exchange effect and other	(5.9)	(135.3)
Insurance premiums receivable, ending balance	3,325.0	2,949.8
Reinsurance premiums receivable
Reinsurance premiums receivable, beginning balance	1,082.1	1,086.4
Gross premiums written	4,343.4	3,633.3
Premiums collected	(3,288.5)	(2,772.1)
Amounts due to brokers and agents	(917.2)	(842.7)
Acquisitions of subsidiaries (note 23)	0.0	0.0
Assets held for sale (note 23)	(22.6)	0.0
Recovery (impairments)	0.3	(1.7)
Foreign exchange effect and other	(21.5)	(21.1)
Reinsurance premiums receivable, ending balance	$ 1,176.0	$ 1,082.1